Transfers of Financial Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Transfers of Financial Assets
Schedule of carrying amounts of assets pledged as collateral

(dollars in thousands)	September 30, 2016	December 31, 2015
Public deposits	$2,558,916	$2,704,686
Federal Home Loan Bank	2,040,505	2,537,665
Federal Reserve Bank	935,641	814,177
Repurchase agreements	10,066	237,699
ACH transactions	156,761	151,330
Interest rate swaps	64,352	29,436
Total	$5,766,241	$6,474,993

	December 31,
(dollars in thousands)	2015	2014
Public deposits	$2,704,686	$2,567,624
Federal Home Loan Bank	2,537,665	2,383,984
Federal Reserve Bank	814,177	699,006
Repurchase agreements	237,699	397,338
ACH transactions	151,330	152,610
Interest rate swaps	29,436	26,624
Total	$6,474,993	$6,227,186

Schedule of disaggregation of gross amount of recognized liabilities for repurchase agreements by class of collateral pledged

	September 30, 2016
	Remaining Contractual Maturity of the Agreements
	Up to		Greater than
(dollars in thousands)	30 days	31-90 days	90 days	Total
Collateralized mortgage obligations:
Government agency	$—	$—	$2,000	$2,000
Government-sponsored enterprises	—	—	7,151	7,151
Gross amount of recognized liabilities for repurchase agreements in Note 7	$—	$—	$9,151	$9,151

	December 31, 2015
	Remaining Contractual Maturity of the Agreements
	Up to		Greater than
(dollars in thousands)	30 days	31-90 days	90 days	Total
Non-government asset-backed securities	$92	$92	$—	$184
Collateralized mortgage obligations:
Government agency	768	—	170,669	171,437
Government-sponsored enterprises	5,340	4,908	34,282	44,530
Gross amount of recognized liabilities for repurchase agreements in Note 7	$6,200	$5,000	$204,951	$216,151

	December 31, 2015
	Remaining Contractual Maturity
	of the Agreements
	Up to		Greater than
(dollars in thousands)	30 days	30 ‑ 90 days	90 days	Total
Non‑government asset‑backed securities	$92	$92	$—	$184
Collateralized mortgage obligations:
Government agency	768	—	170,669	171,437
Government‑sponsored enterprises	5,340	4,908	34,282	44,530
Gross amount of recognized liabilities for repurchase agreements in Note 10	$6,200	$5,000	$204,951	$216,151